Long-Term Investments, Net	12 Months Ended
May 31, 2018
Investments Schedule [Abstract]
Long-Term Investments, Net
13.	LONG-TERM INVESTMENTS, NET

Long term investments, net, consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Cost method investments:
Asia Pacific Montessori Education Co., Ltd.(“Asia Pacific”) (a)	—	11,216
Other cost method investments (b)	8,132	27,291
Equity method investments: (c)	11,537	9,131
Available-for-sale investments:
Sunlands Online Education Group (“Sunlands”) (d)	32,644	134,423
Shanghai Golden Education & Training Co., Ltd.(“Golden Finance”) (e)	44,809	86,937
Boxfish Education Group Limited (“Boxfish”) (f)	—	15,000
Shanghai ALO7 Technology Co., Ltd.(“Alo7.com”) (g)	17,370	14,395
Tianjin Uhozz Internet Technology Co., Ltd (“Uhozz”) (h)	9,552	12,826
Beijing Kaisheng Culture Media Ltd. (“Kaisheng Culture”) (i)	7,342	11,263
Tarena International, Inc. (“Tarena”) (j)	25,695	9,610
Dr. Cuiyutao Healthcare Limited (“Yuxueyuan”) (k)	—	9,316
Beijing Shengtong Printing Co., Ltd (“Shengtong”) (l)	10,711	9,261
Lele Global Limited (“Lele”) (m)	9,105	9,157
Xiamen Shenzhouying Software & Technology Co., Ltd (“Shenzhouying”) (n)	6,856	8,451
Special assets management plan-Guotai Yuanxin & New Oriental (“Assets Management Plan”) (o)	7,486	8,336
Other available-for-sale investments (p)	26,020	56,720

	217,259	433,333

(a)

In April and November 2017, the Group paid US$3,205 and US$8,011, respectively, in Asia Pacific, a company engaging in pre-school education, for 35% equity interests. Asia Pacific’s equity interest was equity security but not in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Asia Pacific was accounted for as a cost method investment.

(b)

As to the other investments, they represent several insignificant investments in third-party private companies classified as cost method investments as of May 31, 2017 and 2018. The Group accounts for these investments under the cost method as the Group has no ability to exercise significant influence over the investees.

(c)

The Group holds 6.86% to 50% equity interests in nine third-party companies through investments in their common shares or in-substancecommon shares. Majority of the long-term investments are engaged in educational services. The Group accounts for these investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. The Group recognized impairment loss from equity method investments of US$4,425, US$3,289 and US$379 for the years ended May 31, 2016, 2017 and 2018, respectively.

(d)

In January 2016, the Group invested US$12,310 in Sunlands, which focuses on online education specific to vocational qualification training, for subscribing the convertible bonds. In July 2016, the Group converted all of the convertible bonds into redeemable preferred shares of Sunlands for 4.9% equity interests. In the meantime, the Group invested an additional US$12,205 redeemable preferred shares for another 4.9% equity interest in Sunlands. Upon the additional investment, the Group holds 9.8% equity interest in Sundlands.

On March 23, 2018, Sunlands was listed in the New York Stock Exchange Market. All of the preferred shares were converted to 529,426 Class A ordinary shares immediately upon the completion of the listing. The Group additional invested US$10,000 for 34,783 Class A ordinary shares in April, 2018 and holds 8% aggregate equity interests in Sunlands. Unrealized gains of nil, US$8,129 and US$101,779 were reported in other comprehensive income for the years ended May 31, 2016, 2017 and 2018, respectively.

(e)

In April and November 2015, the Group invested US$3,398 and US$11,437, respectively, in Golden Finance, a company focusing on training programs associated with finance and business management, for 19.5% equity interests. Unrealized gain of US$19,407, US$10,567 and US$42,128 were reported in other comprehensive income for the years ended May 31, 2016, 2017 and 2018, respectively.

(f)

In April 2018, the Group paid US$15,000 in Boxfish, an online educational institution in China focusing on K-12 English training, for 6.52% equity interests. The equity interests acquired in Boxfish were classified as available-for-sale investment as the Group determined the interests were debt security and measured at fair value. No fair value change was recognized for the year ended May 31, 2018.

(g)

On March 5, 2012, the Group acquired a convertible promissory note from Alo7.com for US$1,000, which entitled the Group to automatically convert the note into equity security upon certain conditions were met. On July 1, 2012, the Group converted the US$1,000 promissory note into convertible redeemable preferred shares for 3.4% equity interests in Alo7.com on an as-converted basis.

In March, June and September 2014, the Group further invested US$2,576, US$300 and US$10,000 of redeemable preferred shares into Alo7.com. As of May 31, 2018, the Company had 14.3% equity interests in Alo7.com. Unrealized gain of US$1,704, losses of US$8,678 and US$2,975 were reported in other comprehensive income for the years ended May 31, 2016, 2017 and 2018, respectively.

(h)

In May 2015, the Group invested US$460 in Uhozz, a company providing oversea rental agency services, for 10% equity interests. The equity interests acquired by the Group were classified as available-for-sale investment and measured at fair value. In March 2018, the Group further subscribed 15.18% equity interests with a cash consideration of US$9,000. New subscribed equity interests were still classified as available-for-sale investment and measured at fair value. Unrealized gains of US$4,254 and US$4,838 and loss of US$5,726 were reported in other comprehensive income for the years ended May 31, 2016, 2017 and 2018, respectively.

(i)

In April 2017, the Group invested US$7,342 in Kaisheng Culture, a company engaging in providing educational services to students aging from 2 to 12, for 8.33% equity interests. The equity interests acquired in Kaisheng Culture were classified as available-for-sale investment and measured at fair value. Unrealized gain of nil and US$3,921 were reported in other comprehensive income for the years ended May 31, 2017 and 2018, respectively.

(j)

In March 2014, the Group invested US$13,500 in Tarena, a listed A-share company that provides IT professional education services in China, for 3% equity interests. Unrealized loss of US$1,005 and gain of US$9,750 were reported in other comprehensive income for the years ended May 31, 2016 and 2017, respectively. In July 2017, the Group sold 1% equity interest in Tarena to third parties and the realized gain of US$4,545 was recognized in investment income for the year ended May 31, 2018. Unrealized loss of US$7,040 was reported in other comprehensive income for the year ended May 31, 2018.

(k)

In February 2018, the Group invested US$15,516 in Yuxueyuan, a company engaging in providing professional childcare and medical services for children aging from 1 to 6, for 10% equity interests. The investment consists of two tranches. The first tranche was to obtain 8,490,642 series B-1preferred shares at US$6,200 and the other tranche was to obtain 11,073,049 series C+ preferred shares at US$9,316. The investment in series B-1preferred shares was classified as a cost method investment because the series B-1 preferred shares were not in-substance common shares due to its liquidation preference rights and the Group does not have significant influence in the investee. The investment in series C+ preferred shares was classified as available-for-sale investment as the Group determined that it was a debt security due to redemption and liquidation preference rights and measured the investment subsequently at fair value. No fair value change was recognized for the year ended May 31, 2018.

(l)

In April 2015, the Group acquired 18% equity interest in Beijing ROBOROBO Technology Co., Ltd. (“ROBOROBO”) for a cash consideration of US$4,356, a company applying various robots build training course for kids with different ages. In February 2017, the Group disposed all of the ownership in ROBOROBO, totaling in exchange for 1.87% common shares issued by Shengtong, which is a listed A-share company in China. Realized gain of US$7,086 was recognized for the year ended May 31, 2017. The equity interests acquired in Shengtong were classified as available-for-sale investment since the Group determined that the shares were debt securities and measured at fair value. Unrealized gain of US$423 and loss of US$1,450 were reported in other comprehensive income for the years ended May 31, 2017 and 2018, respectively.

(m)

In September 2015, the Group invested US$8,500 in Lele, a company providing online learning and tutoring services for students from kindergarten through 12th grade, to acquire 48,796,296 convertible redeemable preferred shares for 8.5% equity interests. The investment was classified as available-for-sale investment as the Group determined that the shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. Unrealized gains of nil, US$605 and US$52 were reported in other comprehensive income for the years ended May 31, 2016, 2017 and 2018, respectively.

(n)

In May 2016, the Group invested US$6,839 in Shenzhouying, a company engaging in providing remote video monitoring control, for 10% equity interests. In August 2017, the Group further invested US$759 to subscribe 139,094 series C+ convertible redeemable preferred shares. The investment was classified as available-for-sale investment as the Group determined that the investment was a debt security and measured the investment subsequently at fair value. Unrealized gains of nil, nil and US$836 were reported in other comprehensive income for the years ended May 31, 2016, 2017 and 2018, respectively.

(o)

In August 2015, the Group invested US$7,315 in Assets Management Plan with a maturity of five years and owned 50% interests in the fund. The other 50% interests were invested by Mr. Yu and some other employees in the Group. The investment was classified as available-for-saleinvestment as the Group determined that the investment was a debt security and measured the investment subsequently at fair value. Unrealized gains of US$61, US$110 and US$850 were reported in other comprehensive income for the years ended May 31, 2016, 2017 and 2018, respectively.

(p)

The other available-for-sale represent several insignificant investments classified as available-for-sale investments as of May 31, 2017 and 2018. Unrealized gain of US$8,155, US$323 and US$2,700 were reported in other comprehensive income for the years ended May 31, 2016, 2017 and 2018, respectively. The Group recognized impairment loss from long term investments of nil, US$2,338 and US$980 for the years ended May 31, 2016, 2017 and 2018, respectively.